UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam Government Money Market Fund

The fund's portfolio
12/31/16 (Unaudited)

REPURCHASE AGREEMENTS (68.2%)(a)
			Principal amount	Value

Interest in $20,545,000 tri-party repurchase agreement dated 12/30/16 with BNP Paribas due 1/3/17 - maturity value of $20,546,141 for an effective yield of 0.500% (collateralized by various mortgage backed securities with coupon rates ranging from 2.439% to 3.138% and due dates ranging from 11/1/36 to 6/1/45, valued at $20,957,064)			$20,545,000	$20,545,000

Interest in $160,000,000 joint tri-party term repurchase agreement dated 12/29/16 with Citigroup Global Markets, Inc. due 1/5/17 - maturity value of $2,000,222 for an effective yield of 0.570% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.500% to 2.125% and due dates ranging from 12/31/18 to 11/30/23, valued at $163,200,016)			2,000,000	2,000,000

Interest in $181,326,000 joint tri-party repurchase agreement dated 12/30/16 with Citigroup Global Markets, Inc. due 1/3/17 - maturity value of $20,001,178 for an effective yield of 0.530% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.875% to 3.625% and due dates ranging from 2/28/19 to 8/15/19, valued at $184,952,531)			20,000,000	20,000,000

Interest in $218,293,000 joint tri-party repurchase agreement dated 12/30/16 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/3/17 - maturity value of $20,001,111 for an effective yield of 0.500% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 3.500% and a due date of 12/1/46, valued at $222,658,861)			20,000,000	20,000,000

Total repurchase agreements (cost $62,545,000)				$62,545,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (24.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Banks Funding Corporation discount notes	0.654	9/6/17	$1,000,000	$995,522

Federal Farm Credit Banks Funding Corporation discount notes	0.542	6/29/17	735,000	733,027

Federal Farm Credit Banks Funding Corporation discount notes	0.534	6/23/17	1,000,000	997,443

Federal Farm Credit Banks Funding Corporation discount notes	0.542	5/18/17	653,000	651,658

Federal Farm Credit Banks Funding Corporation unsec. FRB	0.220	3/29/17	200,000	199,991

Federal Farm Credit Banks Funding Corporation unsec. FRB Ser. 1	1.102	10/13/17	1,000,000	1,000,369

Federal Home Loan Banks unsec. discount notes	0.522	5/17/17	235,000	234,538

Federal Home Loan Banks unsec. discount notes	0.542	5/11/17	700,000	698,635

Federal Home Loan Banks unsec. FRB	1.322	9/7/17	1,200,000	1,202,073

Federal Home Loan Banks unsec. FRB	1.102	11/2/17	1,000,000	1,000,808

Federal Home Loan Banks unsec. FRB	0.110	12/5/17	100,000	99,982

Federal Home Loan Banks unsec. FRB Ser. 1	0.992	10/27/17	900,000	901,140

Federal Home Loan Banks unsec. FRB Ser. 1	0.441	11/15/17	400,000	400,438

Federal Home Loan Mortgage Corporation unsec. discount notes	0.491	5/15/17	1,000,000	998,176

Federal Home Loan Mortgage Corporation unsec. discount notes	0.551	3/27/17	1,000,000	998,701

Federal Home Loan Mortgage Corporation unsec. discount notes	0.421	3/10/17	250,000	249,802

Federal Home Loan Mortgage Corporation unsec. discount notes	0.501	2/17/17	1,000,000	999,347

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.491	5/30/17	1,000,000	997,972

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.481	4/6/17	954,000	952,792

Federal Home Loan Mortgage Corporation unsec. FRN	0.220	4/20/17	200,000	200,002

Federal Home Loan Mortgage Corporation unsec. Notes	0.826	4/18/17	750,000	759,893

Federal Home Loan Mortgage Corporation unsec. Notes	1.102	7/14/17	1,000,000	1,000,043

Federal Home Loan Mortgage Corporation unsec. notes Ser. 0001	0.881	5/26/17	800,000	800,654

Federal National Mortgage Association unsec. discount notes	0.705	10/16/17	259,000	257,550

Federal National Mortgage Association unsec. discount notes	0.497	5/19/17	740,000	738,596

Federal National Mortgage Association unsec. discount notes	0.481	5/12/17	1,000,000	998,253

Federal National Mortgage Association unsec. FRN	0.275	1/26/17	250,000	250,005

Federal National Mortgage Association unsec. FRN	0.876	10/5/17	795,000	795,072

Federal National Mortgage Association unsec. FRN Ser. 1	0.110	9/8/17	100,000	99,983

Federal National Mortgage Association unsec. Notes	0.551	4/27/17	500,000	500,987

Federal National Mortgage Association unsec. Notes	1.432	4/20/17	1,300,000	1,300,794

Total U.S. government agency obligations (cost $22,014,246)				$22,014,246

U.S. TREASURY OBLIGATIONS (6.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.545	5/11/17	$1,000,000	$998,063

U.S. Treasury Bills	0.586	5/4/17	1,000,000	998,032

U.S. Treasury Bills	0.569	4/20/17	1,000,000	998,304

U.S. Treasury Bills	0.539	3/9/17	1,000,000	999,013

U.S. Treasury FRN	0.828	1/31/18	100,000	100,155

U.S. Treasury FRN	0.746	4/30/18	100,000	100,023

U.S. Treasury FRN	0.730	7/31/18	1,000,000	999,825

U.S. Treasury FRN	0.686	10/31/18	1,000,000	999,954

Total U.S. treasury obligations (cost $6,193,369)				$6,193,369

TOTAL INVESTMENTS

Total investments (cost $90,752,615)(b)				$90,752,615

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $91,734,682.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Repurchase agreements	$—	$62,545,000	$—
U.S. government agency obligations	—	22,014,246	—
U.S. treasury obligations	—	6,193,369	—

Totals by level	$—	$90,752,615	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		BNP Paribas	Citigroup Global Markets, Inc.	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	$20,545,000	$22,000,000	$20,000,000	$62,545,000

	Total Assets	$20,545,000	$22,000,000	$20,000,000	$62,545,000

	Total Financial and Derivative Net Assets	$20,545,000	$22,000,000	$20,000,000	$62,545,000
	Total collateral received (pledged)##†	$20,545,000	$22,000,000	$20,000,000
	Net amount	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017